Borrowings (Details 4) - Working capital facility [Member]	12 Months Ended
Mar. 31, 2026
WCDL 1 [Member]
Disclosure Of Borrowings [Line Items]
Additional Security	Mortgage on Tidel Park Chennai & Vile Parle Mumbai property (Exclusive) standing in the name of Sify Technologies Limited.
WCDL 3 [Member]
Disclosure Of Borrowings [Line Items]
Additional Security	Negative lien on Noida (New Okhla Industrial Development Authority) DC 01 property for the WC limits and the title deeds of the property deposited with the bank.